Employee Benefit Expenses	6 Months Ended
Jun. 30, 2023
Classes Of Employee Benefits Expense [Abstract]
Employee Benefit Expenses
6.
Employee Benefit Expenses

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Wages, salaries and bonuses	44,678	39,735
Share-based compensation expenses (Note 19)	27,894	16,066
Welfare expenses	6,388	6,725
Housing funds	890	689
	79,850	63,215

Employee benefit expenses were charged in the following line items in the interim condensed consolidated statements of loss:

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Research and development expenses	45,492	34,321
Administrative expenses	34,358	28,894
	79,850	63,215